Note 7 - Leases - Operating Lease Expenses 1 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating lease cost	$ 998	$ 1,553	$ 5,824	$ 6,214
Short-term lease cost	12	11	44	40
Variable lease cost	365	280	1,425	1,876
Sublease income	0	(20)	(34)	(74)
Total lease cost	$ 1,375	$ 1,824	$ 7,259	$ 8,056